UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09675
Boston Advisors Trust
(Exact name of registrant as specified in charter)
One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Michael J. Vogelzang, Chief Executive Officer One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-523-5903

Date of fiscal year end:	4/30/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments.

Boston Advisors Trust

Cash Reserves Fund

Schedule of Investments - January 31, 2005 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Asset-Backed Commercial Paper — 10.4%
Banking — 10.4%
Edison Asset Securitization LLC	2.270%	02/07/2005	$25,000,000	$24,990,542
Golden Funding Corp.	2.450%	02/17/2005	9,921,000	9,910,197
Lockhart Funding LLC	2.130%	03/23/2005	30,000,000	29,911,250
Starbird Funding Corp.	2.130%	02/02/2005	25,000,000	24,998,521
Tannehill Capital Co. LLC	2.510%	03/21/2005	15,775,000	15,722,207
Thunder Bay Funding, Inc.	2.460%	03/14/2005	25,000,000	24,929,958
Total Asset-Backed Commercial Paper				$130,462,675

Certificates Of Deposit — 15.1%
Banking — 15.1%
Barclays Bank PLC	2.505%	03/22/2005	25,000,000	24,999,468
Dresdner Bank AG	2.570%	04/07/2005	25,000,000	25,000,449
First Tennessee Bank	2.150%	04/06/2005	25,000,000	24,980,292
Societe Generale NY	2.060%	02/18/2005	26,000,000	25,997,637
SunTrust Banks, Inc.	2.060%	02/17/2005	37,500,000	37,500,000
Toronto Dominion Bank, Ltd.	2.510%	04/04/2005	25,000,000	25,000,000
Wilmington Trust Corp.	2.630%	04/08/2005	25,000,000	25,000,447
Total Certificates Of Deposit				$188,478,293

Commercial Paper — 31.3%
Automotive — 2.0%
Toyota Motor Credit Corp.	2.200%	02/07/2005	25,000,000	24,990,833

Banking — 13.8%
ABN AMRO Holding NV	2.310%	02/07/2005	16,450,000	16,443,667
Alliance & Leicester PLC	2.550%	04/06/2005	15,000,000	14,932,000
Bank of America Corp.	2.600%	04/18/2005	25,000,000	24,862,778
Citicorp	2.000%	02/03/2005	25,000,000	24,997,222
Governor & Co. (The) of The Bank of Ireland	2.460%	03/07/2005	13,500,000	13,468,635
HBOS Treasury Services	2.575%	04/13/2005	37,500,000	37,309,557
ING (US) Funding LLC	2.300%	02/07/2005	25,000,000	24,990,417
Westdeutsche Landesbank	2.540%	04/06/2005	15,000,000	14,932,267
				171,936,543
Beverages, Food & Tobacco — 2.8%
Coca-Cola Co. (The)	2.330%	02/08/2005	15,000,000	14,993,204
Nestle Capital Corp.	2.270%	02/04/2005	19,415,000	19,411,327
				34,404,531
Brokers — 4.0%
Credit Suisse First Boston NY	2.540%	04/12/2005	25,000,000	24,876,528
Goldman Sachs Group, Inc.	2.340%	02/03/2005	25,000,000	24,996,750
				49,873,278
Financial Services — 4.7%
CIT Group, Inc.	2.670%	06/17/2005	19,485,000	19,288,461
International Lease Finance Corp.	2.200%	02/04/2005	25,000,000	24,995,417
National Rural Utilities Cooperative Finance	2.340%	02/09/2005	15,000,000	14,992,200
				59,276,078
Industrial - Diversified — 2.4%
General Electric Capital Corp.	2.020%	02/07/2005	30,000,000	29,989,900

Telephone Systems — 1.6%
SBC Communications, Inc.	2.360%	02/09/2005	20,000,000	19,989,511
Total Commercial Paper				$390,460,674

Fixed Rate Corporate Obligation — 3.2%
Banking — 2.0%
Wachovia Corp., Subordinated Note	6.625%	07/15/2005	25,000,000	25,427,520

Security Description	Rate	Maturity	Principal	Amortized cost

Telephone Systems — 1.2%
Vodafone Group PLC	7.625%	02/15/2005	$14,700,000	$14,734,217
Total Fixed Rate Corporate Obligation				$40,161,737

Fixed Rate U.S. Government Agency Obligations — 12.6%
Federal Home Loan Bank	1.400%	04/01/2005	33,150,000	33,150,000
Federal Home Loan Bank	1.470%	03/01/2005	12,610,000	12,610,000
Federal Home Loan Bank	1.660%	05/16/2005	26,800,000	26,800,000
Federal Home Loan Mortgage Corporation	2.470%	04/05/2005	25,834,000	25,722,332
Federal National Mortgage Association	2.010%	02/01/2005	10,000,000	10,000,000
Federal National Mortgage Association	2.440%	03/23/2005	25,000,000	24,915,278
Federal National Mortgage Association	2.450%	03/23/2005	24,000,000	23,918,333
Total Fixed Rate U.S. Government Agency Obligations				$157,115,943

Variable Rate U.S. Government Agency Obligations — 8.7%
U.S. Government Agency Obligations — 8.7%
Federal Home Loan Mortgage Corporation (1)	1.500%	02/14/2005	33,150,000	33,150,000
Federal Home Loan Mortgage Corporation (1)	2.550%	04/07/2005	21,250,000	21,250,000
Federal National Mortgage Association (1)	1.500%	02/14/2005	33,150,000	33,150,000
Federal National Mortgage Association (1)	2.360%	03/09/2005	21,250,000	21,247,874
Total Variable Rate U.S. Government Agency Obligations				$108,797,874

Variable Rate Notes — 12.7%
Automotive — 1.2%
American Honda Finance Corp. (1)	2.365%	02/07/2005	15,000,000	15,000,000

Banking — 3.9%
Banque Nationale de Paris/New York (1)	2.365%	03/09/2005	23,250,000	23,244,252
M&I Marshall & Ilsley Bank (1)	2.514%	03/29/2005	15,000,000	14,997,109
The Bank of New York Company, Inc. (1)	2.570%	02/28/2005	10,000,000	10,000,000
				48,241,361
Brokers — 3.4%
Goldman Sachs Group, Inc. (1)	2.515%	02/16/2005	24,000,000	24,000,000
Merrill Lynch & Co. (1)	2.580%	02/11/2005	5,000,000	5,000,000
Morgan Stanley (1)	2.480%	02/15/2005	13,500,000	13,500,000
				42,500,000
Computers & Information — 1.0%
International Business Machines Corp. (1)	2.390%	02/08/2005	13,000,000	13,000,000

Financial Services — 3.2%
American Express Credit Corporation (1)	2.450%	02/07/2005	11,000,000	11,000,000
SLM Corp., Series X Note (1)	2.500%	02/21/2005	10,000,000	10,000,000
Tannehill Capital Co. LLC (1)	2.460%	02/22/2005	19,000,000	18,999,177
				39,999,177
Total Variable Rate Notes				$158,740,538

Repurchase Agreement — 6.0%
UBS Painewebber Warburg Repurchase Agreement, collateralized by Federal Home Loans Banks with interest rates ranging from 1.875% to 5.375%, maturity dates ranging from 2/14/05 to 11/15/28 and an aggregate market value of $75,140,836.	2.480%	02/05/2005	74,271,000	74,271,000

Total Investments — 100.0% (Cost $1,248,488,734)				$1,248,488,734
Net Other Assets — 0.0%				527,536
Net Assets — 100.0%				$1,249,016,270
Total cost for income tax purposes				$1,248,488,734

Notes to Schedule of Investments:

(1)                                The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

U.S. Government Money Market Fund

Schedule of Investments - January 31, 2005 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Fixed Rate U.S. Government Agency Obligations — 77.1%
Federal Home Loan Bank	1.400%	04/01/2005	$4,700,000	$4,700,000
Federal Home Loan Bank	1.470%	03/01/2005	1,820,000	1,820,000
Federal Home Loan Bank	1.660%	05/16/2005	3,800,000	3,800,000
Federal Home Loan Bank	2.170%	02/11/2005	4,000,000	3,997,589
Federal Home Loan Bank	2.310%	02/16/2005	7,000,000	6,993,263
Federal Home Loan Mortgage Corporation	2.000%	02/15/2005	5,000,000	4,996,111
Federal Home Loan Mortgage Corporation	2.170%	02/08/2005	2,300,000	2,299,030
Federal Home Loan Mortgage Corporation	2.210%	02/18/2005	2,490,000	2,487,401
Federal Home Loan Mortgage Corporation	2.290%	02/01/2005	4,498,000	4,498,000
Federal Home Loan Mortgage Corporation	2.380%	03/01/2005	3,431,000	3,424,649
Federal Home Loan Mortgage Corporation	2.390%	03/08/2005	8,415,000	8,395,447
Federal Home Loan Mortgage Corporation	2.410%	03/15/2005	3,400,000	3,390,440
Federal Home Loan Mortgage Corporation	2.420%	03/14/2005	2,100,000	2,094,212
Federal Home Loan Mortgage Corporation	2.430%	03/22/2005	3,096,000	3,085,760
Federal Home Loan Mortgage Corporation	2.470%	04/05/2005	10,000,000	9,956,775
Federal Home Loan Mortgage Corporation	2.480%	03/31/2005	3,664,000	3,649,360
Federal Home Loan Mortgage Corporation	2.490%	03/14/2005	4,900,000	4,886,104
Federal National Mortgage Association	1.900%	02/04/2005	1,334,000	1,333,790
Federal National Mortgage Association	2.100%	04/29/2005	1,721,000	1,712,266
Federal National Mortgage Association	2.160%	02/04/2005	4,700,000	4,699,154
Federal National Mortgage Association	2.200%	02/09/2005	4,000,000	3,998,044
Federal National Mortgage Association	2.210%	02/02/2005	3,187,000	3,186,805
Federal National Mortgage Association	2.290%	02/04/2005	5,000,000	4,999,046
Federal National Mortgage Association	2.300%	02/10/2005	3,000,000	2,998,275
Federal National Mortgage Association	2.320%	02/09/2005	2,350,000	2,348,788
Federal National Mortgage Association	2.320%	03/01/2005	4,400,000	4,392,061
Federal National Mortgage Association	2.325%	02/08/2005	5,000,000	4,997,740
Federal National Mortgage Association	2.440%	03/16/2005	4,000,000	3,988,342
Federal National Mortgage Association	2.440%	03/23/2005	5,000,000	4,983,055
Federal National Mortgage Association	2.460%	03/16/2005	2,228,000	2,221,453
Federal National Mortgage Association	2.530%	04/15/2005	4,331,000	4,308,781
Federal National Mortgage Association	2.615%	04/15/2005	2,638,000	2,624,012
Federal National Mortgage Association	2.820%	07/22/2005	3,835,000	3,783,630

Total Fixed Rate U.S. Government Agency Obligations				$131,049,383

Variable Rate U.S. Government Agency Obligations — 11.1%
Federal Farm Credit Bank (1)	2.410%	02/24/2005	3,430,000	3,427,992
Federal Home Loan Mortgage Corporation (1)	1.500%	02/14/2005	4,700,000	4,700,000
Federal Home Loan Mortgage Corporation (1)	2.550%	04/07/2005	3,000,000	3,000,000
Federal National Mortgage Association (1)	1.500%	02/14/2005	4,700,000	4,700,000
Federal National Mortgage Association (1)	2.360%	03/09/2005	3,000,000	2,999,700

Total Variable Rate U.S. Government Agency Obligations				$18,827,692

Repurchase Agreement — 11.9%
UBS Painewebber Warburg Repurchase Agreement, collateralized by Federal Home Loans Banks with a maturity date of 2/01/05 and an aggregate market value of $20,703,001.	2.480%	02/05/2005	20,297,000	20,297,000

Total Investments — 100.1% (Cost $170,174,075)				$170,174,075

Net Other Assets — (0.1%)				(129,884)

Net Assets — 100.0%				$170,044,191

Total cost for income tax purposes				$170,174,075

1

Notes to Schedule of Investments:

(1)                                The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

2

Boston Advisors Trust

Tax Free Money Market Fund

Schedule of Investments - January 31, 2005 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Municipal Interest Bearing Commercial Paper — 9.7%
Austin, TX	1.850%	03/09/2005	$1,650,000	$1,650,000
Indiana State Development Finance Authority	1.700%	02/03/2005	1,000,000	1,000,000
Municipal Electricity Authority of Georgia	1.850%	02/09/2005	1,500,000	1,500,000
New York State	1.810%	02/10/2005	1,000,000	1,000,000
Venango, PA, Industrial Development Authority	1.720%	02/10/2005	2,000,000	2,000,000
Total Municipal Interest Bearing Commercial Paper				$7,150,000

Fixed Rate Municipal Obligations — 29.8%
Amherst, MA, School Improvements	3.000%	07/08/2005	1,505,000	1,513,281
Arlington, TX, Independent School District	5.750%	02/15/2005	1,480,000	1,482,545
Augusta-Richmond County Coliseum Authority, GA	2.000%	02/01/2005	475,000	475,000
Bernalillo County, NM, Public Improvements	6.500%	08/01/2005	420,000	429,877
Box Elder County, UT, School District	5.000%	06/15/2005	730,000	737,981
Charlotte, NC	4.750%	02/01/2005	300,000	300,000
Collin County, TX, Community College District, (Collin County Community College)	3.650%	08/15/2005	340,000	342,816
Denton, TX, Public Improvements	5.400%	02/15/2005	250,000	250,392
Des Moines, IA, Metropolitan Wastewater Reclamation Authority	3.000%	06/01/2005	1,000,000	1,003,919
Durham County, NC	5.000%	04/01/2005	400,000	401,977
Griswold, CT, Refunding Bonds	5.000%	04/15/2005	605,000	608,911
Harford County, MD, Public Improvements	5.125%	03/01/2005	600,000	601,541
Jackson County, MO, Consolidated School District No. 2	5.000%	03/01/2005	400,000	401,200
Kershaw County, SC, School District	3.000%	07/15/2005	1,275,000	1,282,943
Lexington, MA, School Improvements	2.850%	02/01/2005	2,850,000	2,850,000
Mecklenburg County, NC	5.000%	03/01/2005	1,280,000	1,283,147
Milton, MA	3.000%	08/05/2005	1,000,000	1,006,296
New York, NY, City Municipal Water Finance Authority	6.000%	06/15/2005	1,500,000	1,537,202
Newtown, CT	4.000%	06/01/2005	500,000	503,328
Oklahoma City, OK	4.000%	03/01/2005	950,000	951,605
Otsego, MN, Sewer & Water Utility Improvements	4.500%	02/01/2005	355,000	355,000
Polk County, IA	4.000%	06/01/2005	500,000	503,260
Round Rock, TX, Independent School District	5.250%	02/15/2005	1,050,000	1,051,331
Spencerport, NY, Central School District	3.500%	06/15/2005	600,000	603,273
Texas State Public Finance Authority	5.750%	02/01/2005	505,000	504,998
Utica, MI, Community Schools	2.000%	05/02/2005	1,000,000	1,000,652
Total Fixed Rate Municipal Obligations				$21,982,475

Daily Variable Rate Municipal Obligations — 13.5%
Connecticut State Health & Educational Facilities Authority, (Yale University) (1)	1.970%	02/01/2005	300,000	300,000
Long Island Power Authority, NY (1)	1.880%	02/01/2005	1,260,000	1,260,000
Massachusetts State Water Resources Authority (1)	1.970%	02/01/2005	100,000	100,000
Missouri State Health & Educational Facilities Authority, (Lester E. Cox Medical Center) (1)	1.970%	02/01/2005	1,900,000	1,900,000
New York, NY, City Municipal Water Finance Authority (1)	1.900%	02/01/2005	1,750,000	1,750,000
New York, NY, City Transitional Finance Authority (1)	1.880%	02/01/2005	1,500,000	1,500,000
New York, NY, City Transitional Finance Authority, (NYC Recovery) (1)	1.970%	02/01/2005	800,000	800,000
Turlock, CA, Irrigation District (1)	1.880%	02/01/2005	2,400,000	2,400,000
Total Daily Variable Rate Municipal Obligations				$10,010,000

Weekly Variable Rate Municipal Obligations — 50.6%
Baltimore, MD, Industrial Development Authority, (Baltimore Capital Acquisition) (1)	1.850%	02/02/2005	1,700,000	1,700,000
California Economic Development Financing Authority, (KQED, Inc.) (1)	1.830%	02/02/2005	800,000	800,000
California State Department of Water Resources (1)	1.820%	02/03/2005	3,200,000	3,200,000
Campbellsville-Taylor County, KY, Industrial Development Authority, (Cox Interior LLC) (1)	1.940%	02/02/2005	800,000	800,000

1

Security Description	Rate	Maturity	Principal	Amortized cost

Collier County, FL, Industrial Development Authority, (Redlands Christian Migrant Association, Inc.) (1)	1.900%	02/03/2005	$1,000,000	$1,000,000
Decatur, AL, Industrial Development Board (1)	1.950%	02/03/2005	900,000	900,000
Delaware Valley, PA, Regional Financial Authority (1)	1.840%	02/02/2005	1,000,000	1,000,000
District of Columbia, (14th & Irving Ventures/Enterprise Zone 14th & Irving) (1)	1.900%	02/03/2005	1,020,000	1,020,000
Elmhurst, IL, (Joint Commission on Accredation of Healthcare Organizations) (1)	1.860%	02/03/2005	1,090,000	1,090,000
Florida Housing Finance Agency (1)	1.760%	02/02/2005	1,000,000	1,000,000
Forsyth County, GA, Development Authority, (Selecto Scientific, Inc.) (1)	1.900%	02/03/2005	400,000	400,000
Guinnett County, GA, Water & Sewer Authority (1)	1.820%	02/02/2005	1,500,000	1,500,000
Hampton, VA, Redevelopment & Housing Authority (1)	1.840%	02/02/2005	1,335,000	1,335,000
Harris County, TX, Health Facilities Development Authority, (Gulf Coast Regional Blood Center) (1)	1.900%	02/03/2005	500,000	500,000

Illinois Educational Facilities Authority, (Columbia College) (1)	1.840%	02/02/2005	1,500,000	1,500,000
Indiana Municipal Power Agency (1)	1.840%	02/02/2005	1,200,000	1,200,000
King County, WA, Sewer (1)	1.850%	02/02/2005	1,500,000	1,500,000
Lehigh County, PA, Industrial Development Authority, (Allegheny Electric Co-op, Inc.) (1)	1.830%	02/02/2005	110,000	110,000
Lenexa, KS, (DCI, Inc.) (1)	1.950%	02/03/2005	870,000	870,000
Michigan State Strategic Fund, (Grayling Generating Station LP) (1)	1.870%	02/02/2005	859,000	859,000
New Jersey Sports & Exposition Authority (1)	1.800%	02/02/2005	1,750,000	1,750,000
New York, NY (1)	1.820%	02/02/2005	1,000,000	1,000,000

Northeastern Pennsylvania Hospital & Education Authority (1)	1.850%	02/03/2005	1,440,000	1,440,000
Ohio State Water Development Authority (1)	1.830%	02/02/2005	1,650,000	1,650,000
Pima County, AZ, Industrial Development Authority, (Tucson Power Co.) (1)	1.850%	02/02/2005	1,500,000	1,500,000
Private Colleges & Universities Facilities Authority, (Emory University) (1)	1.800%	02/02/2005	3,000,000	3,000,000
Seattle, WA, Water System (1)	1.710%	02/02/2005	900,000	900,000

South Louisiana Port Commission Marine Terminals Facility (1)	1.850%	02/02/2005	1,325,000	1,325,000
St. Paul, MN, Housing & Redevelopment Authority, (District Energy of St. Paul) (1)	1.850%	02/02/2005	1,350,000	1,350,000
Valdosta-Lowndes County, GA, Industrial Development Authority, (Reames Cos.) (1)	1.900%	02/03/2005	600,000	600,000
Winder-Barrow Industrial Building Authority, GA, Industrial Development, (Bankhead Highway Investments) (1)	1.900%	02/03/2005	600,000	600,000
Total Weekly Variable Rate Municipal Obligations				$37,399,000

Money Market Funds — 0.0%
Merrill Lynch Institutional Tax Exempt Money Market	1.670%	01/12/2006	942	942

Total Investments — 103.6% (Cost $76,542,417)				$76,542,417

Net Other Assets — (3.6%)				(2,655,295)

Net Assets — 100.0%				$73,887,122

Total cost for income tax purposes				$76,542,417

Notes to Schedule of Investments:

(1)                                The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

2

Boston Advisors Trust State Table

Tax Free Money Market Fund

Schedule of Investments - January 31, 2005 (Unaudited)

State (as a % of market value of investments)	Percentage
New York	12.4%
Georgia	10.6%
California	8.4%
Texas	7.6%
Massachusetts	7.1%
Pennsylvania	5.9%
Illinois	3.4%
Washington	3.1%
Maryland	3.0%
Missouri	3.0%
Indiana	2.9%
Florida	2.6%
North Carolina	2.6%
Michigan	2.4%
New Jersey	2.3%
Minnesota	2.2%
Ohio	2.2%
Iowa	2.0%
Arizona	2.0%
Connecticut	1.8%
Virginia	1.7%
Louisiana	1.7%
South Carolina	1.7%
District of Columbia	1.3%
Oklahoma	1.2%
Alabama	1.2%
Kansas	1.1%
Kentucky	1.0%
Utah	1.0%
New Mexico	0.6%
National Tax Exempt Mutual Fund	0.0%

1

Boston Advisors Trust

New York Municipal Money Market Fund

Schedule of Investments - January 31, 2005 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Municipal Interest Bearing Commercial Paper — 12.1%
Long Island Power Authority, NY	1.850%	02/09/2005	$2,000,000	$2,000,000
Metropolitan Transportation Authority, NY	1.700%	02/10/2005	2,000,000	2,000,000
Metropolitan Transportation Authority, NY	1.820%	03/08/2005	4,000,000	4,000,000
New York State	1.810%	02/10/2005	2,000,000	2,000,000
New York State	1.900%	04/06/2005	5,000,000	5,000,000
New York State Thruway Authority	1.680%	02/11/2005	3,500,000	3,500,000
Total Municipal Interest Bearing Commercial Paper				$18,500,000

Fixed Rate Municipal Obligations — 21.6%
Elmira City, NY, School District	3.250%	06/15/2005	1,890,000	1,898,948
Half Hollow Hills Central School District	3.000%	06/30/2005	2,000,000	2,009,479
Herricks, NY, Union Free School District	2.750%	06/29/2005	2,000,000	2,005,439
Ithaca City, NY	3.000%	08/05/2005	5,000,000	5,035,403
New York State Dormitory Authority, (Mount Sinai School of Medicine)	1.820%	02/08/2005	2,300,000	2,300,000
New York, NY	6.625%	02/15/2005	6,000,000	6,070,873
New York, NY	7.250%	02/15/2005	1,270,000	1,272,603
New York, NY, City Municipal Water Finance Authority	6.000%	06/15/2005	1,000,000	1,026,127
New York, NY, Refunding Bonds	6.500%	02/15/2005	1,890,000	1,893,343
New York, NY, Refunding Bonds	6.500%	02/15/2005	2,515,000	2,519,448
North Hempstead, NY	5.000%	05/16/2005	1,000,000	1,009,782
North Shore Central School District, NY	3.000%	06/23/2005	2,000,000	2,011,104
Smithtown, NY, Central School District	3.000%	06/29/2005	2,000,000	2,011,613
Southampton, NY, Union Free School District	3.000%	06/23/2005	2,000,000	2,011,498
Total Fixed Rate Municipal Obligations				$33,075,660

Daily Variable Rate Municipal Obligations — 11.8%
Jay Street Development Corp., NY, (Jay Street) (1)	1.800%	02/01/2005	1,700,000	1,700,000
Long Island Power Authority, NY (1)	1.880%	02/01/2005	1,000,000	1,000,000
Nassau County, NY, Industrial Development Agency, (Cold Spring Harbor Lab) (1)	1.890%	02/01/2005	3,405,000	3,405,000
New York, NY, City Municipal Water Finance Authority (1)	1.800%	02/01/2005	2,800,000	2,800,000
New York, NY, City Municipal Water Finance Authority (1)	1.880%	02/01/2005	1,250,000	1,250,000
New York, NY, City Municipal Water Finance Authority (1)	1.900%	02/01/2005	1,250,000	1,250,000
New York, NY, City Transitional Finance Authority (1)	1.820%	02/01/2005	200,000	200,000
New York, NY, City Transitional Finance Authority (1)	1.830%	02/01/2005	1,300,000	1,300,000
New York, NY, City Transitional Finance Authority (1)	1.880%	02/01/2005	1,700,000	1,700,000
New York, NY, City Transitional Finance Authority (1)	1.880%	02/01/2005	250,000	250,000
New York, NY, City Transitional Finance Authority (1)	1.900%	02/01/2005	1,000,000	1,000,000
New York, NY, City Transitional Finance Authority, (NYC Recovery) (1)	1.970%	02/01/2005	500,000	500,000
New York, NY, Industrial Development Agency, (Lycee Francais de New York) (1)	1.880%	02/01/2005	1,800,000	1,800,000
Total Daily Variable Rate Municipal Obligations				$18,155,000

Weekly Variable Rate Municipal Obligations — 54.0%
Franklin County, NY, Industrial Development Agency, (Trudeau Institute, Inc.) (1)	1.830%	02/02/2005	1,870,000	1,870,000
Long Island Power Authority, NY (1)	1.850%	02/02/2005	4,000,000	4,000,000
Metropolitan Transportation Authority, NY (1)	1.820%	02/03/2005	1,000,000	1,000,000
Nassau County, NY, Interim Finance Authority (1)	1.820%	02/02/2005	3,800,000	3,800,000

New York State Dormitory Authority (Cornell University) (1)	1.810%	02/03/2005	6,000,000	6,000,000
New York State Energy Research & Development Authority, (Consolidated Edison Co. of New York, Inc.) (1)	1.850%	02/02/2005	1,500,000	1,500,000
New York State Energy Research & Development Authority, (Long Island Lighting Co.) (1)	1.850%	02/02/2005	5,000,000	5,000,000
New York State Housing Finance Agency (1)	1.820%	02/02/2005	5,000,000	5,000,000
New York State Housing Finance Agency (1)	1.820%	02/02/2005	1,500,000	1,500,000

1

Security Description	Rate	Maturity	Principal	Amortized cost

New York State Housing Finance Agency, (Normandie CT I) (1)	1.820%	02/02/2005	$3,320,000	$3,320,000
New York State Local Government Assistance Corp. (1)	1.750%	02/02/2005	3,500,000	3,500,000
New York State Local Government Assistance Corp. (1)	1.760%	02/02/2005	1,800,000	1,800,000
New York State Local Government Assistance Corp. (1)	1.780%	02/02/2005	5,370,000	5,370,000
New York, NY (1)	1.820%	02/02/2005	2,000,000	2,000,000
New York, NY (1)	1.820%	02/02/2005	1,500,000	1,500,000
New York, NY, City Industrial Development Agency, (Planned Parenthood) (1)	1.830%	02/03/2005	4,800,000	4,800,000
New York, NY, City Transitional Finance Authority (1)	1.830%	02/02/2005	1,130,000	1,130,000
New York, NY, Public Improvements (1)	1.820%	02/02/2005	2,500,000	2,500,000
Niagara Falls, NY, Bridge Commission (1)	1.810%	02/02/2005	5,900,000	5,900,000
Oneida County, NY, Industrial Development Agency (1)	1.830%	02/02/2005	4,630,000	4,630,000
Oneida Indian Nation (1)	1.840%	02/02/2005	7,000,000	7,000,000
Suffolk County, NY, Water Authority (1)	1.830%	02/02/2005	4,900,000	4,900,000
Triborough Bridge & Tunnel Authority (1)	1.820%	02/03/2005	3,300,000	3,300,000
Triborough Bridge & Tunnel Authority (1)	1.830%	02/03/2005	1,300,000	1,300,000
Total Weekly Variable Rate Municipal Obligations				$82,620,000

Money Market Funds — 0.0%
Blackrock Provident Institutional New York Money Market Fund	1.630%	01/00/1900	138	138
Dreyfus New York Municipal Cash Management Institutional Money Market Fund	1.650%	01/00/1900	23,933	23,933
Total Money Market Funds				$24,071

Total Investments — 99.5% (Cost $152,374,731)				$152,374,731

Net Other Assets — 0.5%				724,726

Net Assets — 100.0%				$153,099,457

Total cost for income tax purposes				$152,374,731

Notes to Schedule of Investments:

(1)                                The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

2

Boston Advisors Trust

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2005

1 – Significant Accounting Policies

Boston Advisors Trust (the “Trust”) is a diversified, open -end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts Business Trust on September 30, 1999. The Trust currently offers four Funds: Boston Advisors Cash Reserves Fund (the “Cash Reserves Fund”), Boston Advisors U.S. Government Money Market Fund (the “U.S. Government Money Market Fund”), Boston Advisors Tax Free Money Market Fund (the “Tax Free Money Market Fund”), and Boston Advisors New York Municipal Money Market Fund ( the “New York Municipal Money Market Fund”), (cash, a “Fund”). Each Fund’s investment objective is to seek to preserve capital and maintain liquidity, consistent with seeking maximum current income. Additionally the Tax Free Money Market Fund seeks to generate income that is substantially exempt from federal income taxes and the New York Municipal Money Market Fund seeks to generate income that is substantially exempt from federal income tax and personal income taxes imposed by New York State and New York municipalities. The Cash Reserves Fund issues two classes of shares (Class 1 and Class 2 shares). Class 1 shares have a 12b-1 distribution fee. There are no other class specific expenses for either share class. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.            Security Valuation – Each Fund values investment securities utilizing the amortized cost valuation method permitted by Rule 2a-7 of the Investment Company Act of 1970, pursuant to which each Fund must comply with certain conditions. This pricing method involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B.            Repurchase Agreements – Each Funds’ custodian and other banks acting in a sub -custodian capacity take possession of the collateral pledged for investments in repurchases agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller’s default of the obligation to repurchase, each Fund has a right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Advisors Trust

By (Signature and Title)	/s/ Michael J. Vogelzang
Michael J. Vogelzang, Chief Executive Officer
Date	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael J. Vogelzang
Michael J. Vogelzang, Chief Executive Officer
Date	March 17, 2005

By (Signature and Title)	/s/ Ronald B. Maggiacomo
Ronald B. Maggiacomo, Chief Financial Officer
Date	March 17, 2005